PGOF-P34 07/25

SUPPLEMENT DATED JULY 7, 2025

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF PUTNAM DYNAMIC ASSET ALLOCATION BALANCED FUND

PUTNAM DYNAMIC ASSET ALLOCATION CONSERVATIVE FUND

PUTNAM DYNAMIC ASSET ALLOCATION GROWTH FUND AND

PUTNAM MULTI-ASSET INCOME FUND (EACH, A “FUND” AND COLLECTIVELY, THE “FUNDS”)

Effective July 7, 2025 (the “Effective Date”), each of the Funds will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any (each, a “Subsidiary” and collectively, the “Subsidiaries”). Each Subsidiary will be a Cayman Islands exempted company.

As of the Effective Date:

I.	Fees and Expenses

a.	For Putnam Dynamic Asset Allocation Balanced Fund, the following replaces the “Annual Fund Operating Expenses” table in the Fund’s Summary Prospectus and Prospectus:

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Share class	Management fees[1]	Distribution and service (12b-1) fees	Other expenses	Total annual fund operating expenses
Class A	0.51%	0.25%	0.17%	0.93%
Class C	0.51%	1.00%	0.17%	1.68%
Class P	0.51%	None	0.06%	0.57%
Class R	0.51%	0.50%	0.17%	1.18%
Class R5	0.51%	None	0.20%	0.71%
Class R6	0.51%	None	0.10%	0.61%
Class Y	0.51%	None	0.17%	0.68%

[1]

The Investment Manager (as defined below) has contractually agreed to waive the management fee it receives from the fund in an amount equal to the management fee paid by the Cayman Islands-based company that is wholly owned by the fund (“Subsidiary”). This waiver may not be terminated and will remain in effect for as long as the investment manager’s contract with the Subsidiary is in place.

b.	For Putnam Dynamic Asset Allocation Conservative Fund, the following replaces the “Annual Fund Operating Expenses” table in the Fund’s Summary Prospectus and Prospectus:

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Share class	Management fees[1]	Distribution and service (12b-1) fees	Other expenses	Total annual fund operating expenses
Class A	0.51%	0.25%	0.24%	1.00%
Class C	0.51%	1.00%	0.24%	1.75%
Class P	0.51%	None	0.12%	0.63%
Class R	0.51%	0.50%	0.24%	1.25%
Class R5	0.51%	None	0.23%	0.74%
Class R6	0.51%	None	0.16%	0.67%
Class Y	0.51%	None	0.24%	0.75%

[1]

The Investment Manager (as defined below) has contractually agreed to waive the management fee it receives from the fund in an amount equal to the management fee paid by the Cayman Islands-based company that is wholly owned by the fund (“Subsidiary”). This waiver may not be terminated and will remain in effect for as long as the investment manager’s contract with the Subsidiary is in place.

c.	For Putnam Dynamic Asset Allocation Growth Fund, the following replaces the “Annual Fund Operating Expenses” table in the Fund’s Summary Prospectus and Prospectus:

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Share class	Management fees[1]	Distribution and service (12b-1) fees	Other expenses	Total annual fund operating expenses
Class A	0.58%	0.25%	0.18%	1.01%
Class C	0.58%	1.00%	0.18%	1.76%

Share class	Management fees[1]	Distribution and service (12b-1) fees	Other expenses	Total annual fund operating expenses
Class P	0.58%	None	0.06%	0.64%
Class R	0.58%	0.50%	0.18%	1.26%
Class R5	0.58%	None	0.20%	0.78%
Class R6	0.58%	None	0.10%	0.68%
Class Y	0.58%	None	0.18%	0.76%

[1]

The Investment Manager (as defined below) has contractually agreed to waive the management fee it receives from the fund in an amount equal to the management fee paid by the Cayman Islands-based company that is wholly owned by the fund (“Subsidiary”). This waiver may not be terminated and will remain in effect for as long as the investment manager’s contract with the Subsidiary is in place.

d.	For Putnam Multi-Asset Income Fund, the following replaces the “Annual Fund Operating Expenses” table in the Fund’s Summary Prospectus and Prospectus:

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)
Share class	Management fees+	Distribution and service (12b-1) fees	Other expenses	Total annual fund operating expenses	Expense reimburse- ment=,#	Total annual fund operating expenses after expense reim- bursement
Class A	0.46%	0.25%	0.39%	1.10%	(0.27)%	0.83%
Class C	0.46%	1.00%	0.39%	1.85%	(0.27)%	1.58%
Class P	0.46%	N/A	0.22%	0.68%	(0.27)%	0.41%
Class R	0.46%	0.50%	0.39%	1.35%	(0.27)%	1.08%
Class R5	0.46%	N/A	0.36%	0.82%	(0.27)%	0.55%
Class R6	0.46%	N/A	0.26%	0.72%	(0.27)%	0.45%
Class Y	0.46%	N/A	0.39%	0.85%	(0.27)%	0.58%

*	Applies only to certain redemptions of shares bought with no initial sales charge.

**	This charge is eliminated after one year.

+

The Investment Manager (as defined below) has contractually agreed to waive the management fee it receives from the fund in an amount equal to the management fee paid by the Cayman Islands-based company that is wholly owned by the fund (“Subsidiary”). This waiver may not be terminated and will remain in effect for as long as the investment manager’s contract with the Subsidiary is in place.

=	Restated to reflect current fees.

#

Reflects the Investment Manager’s contractual obligation through December 30, 2026 to waive fees and/or reimburse expenses of the fund to the extent that the total annual fund operating expenses (excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investor ser vicing fees, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) would exceed an annual rate of 0.40% of the fund’s average net assets. Also reflects the Investment Manager’s contractual obligation through December 30, 2026 to waive fees and/or reimburse expenses of the fund to the extent necessary to limit the cumulative expenses of the fund (excluding payments under the fund’s management contract, payments under the fund’s distribution plans, brokerage, interest, taxes, investor ser vicing fees, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) to an annual (measured on a fiscal year basis) rate of 0.20% of the fund’s average net assets. These obligations may be modified or discontinued only with approval of the Board of Trustees.

II.	The following is added to each Fund’s Prospectus under the subsection “Investments” in the section titled “Investments, risks, and performance”:

a.

The fund may invest directly or indirectly through its wholly-owned and controlled Subsidiary, which like the fund, is advised by Franklin Advisers. The fund may invest no more than 25% of its assets in the Subsidiary. Currently, the fund does not expect to invest significantly in the Subsidiary. The Subsidiary will invest primarily in commodity futures and swaps on commodity futures, but it may also invest in other commodity-related instruments (such as financial futures, option and swap contracts) or other asset classes (including through derivatives). Unlike the fund, the Subsidiary may invest without limitation in commodity-related instruments. Unless indicated otherwise, references to the fund’s investments, investment exposures or risks include its indirect investments, investment exposures and risks through the Subsidiary.

III.	The section in each Fund’s Prospectus titled “What are the fund’s main investment strategies and related risks” is amended to include the following:

a.

The fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled Subsidiary (as described below) and to invest in other types of derivatives directly.

IV.	The section in each Fund’s Prospectus titled “What are the fund’s main investment strategies and related risks” under the sub-section “BOTH ASSET CLASSES” is amended to include the following risks:

a.

Commodities risk. The fund may gain exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled Subsidiary. The fund may also invest directly or indirectly in commodity-linked derivative instruments that are designed to provide it with exposure to the commodities markets without necessarily investing directly in physical commodities. Commodities are real assets such as oil, industrial metals, and precious metals such as gold or silver. The value of commodities may be affected by events that have less impact on non-commodity investments. Moreover, exposure to the commodities markets may subject the fund to greater volatility than investments in traditional securities due to a variety of factors, including supply and demand relationships, fiscal and exchange control programs, or international, economic, political or regulatory developments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, prolonged or intense speculation by investors, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, other weather phenomena, embargoes, tariffs, war and international economic, political and regulatory developments.

b.

Tax risk. In order for the fund to qualify as a regulated investment company under Subchapter M of the Code, the fund must derive at least 90 percent of its gross income each taxable year from certain sources of “qualifying income” specified in the Code. Income from certain commodity-linked derivative instruments in which the fund invests may not be considered qualifying income.

The fund’s investment in the Subsidiary is expected to provide the fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code. The fund’s pursuit of its investment strategy may be limited by the fund’s intention to qualify for treatment as a regulated investment company under Subchapter M of the Code.

c.

Subsidiary risk. The fund may also gain exposure to commodity markets by investing in a Subsidiary. The Subsidiary invests primarily in commodity-related instruments. The Subsidiary may also have exposure to equity and fixed income securities, cash and cash equivalents, pooled investment vehicles (including those that are not registered pursuant to the 1940 Act) and other investments, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. Franklin Advisers is the adviser of the Subsidiary. The Subsidiary (unlike the fund) may invest without limitation in commodity-related instruments. The Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the fund, and the Subsidiary and the fund generally will comply with these restrictions on an aggregate basis. The fund will limit its investments in the Subsidiary to no more than 25% of its total assets.

By investing in the Subsidiary, the fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the fund and are subject to the same risks that apply to similar investments if held directly by the fund (see “Derivatives” above).

There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. However, the fund wholly owns and controls the Subsidiary, and the fund and the Subsidiary are both managed by Franklin Advisers, making it unlikely that the Subsidiary will take action contrary to the interests of the fund and its shareholders. The Board has oversight responsibility for the investment activities of the fund, including its investment in the Subsidiary, and the fund’s role as sole shareholder of the Subsidiary. To the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and will follow the same compliance policies and procedures, as the fund. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the fund.

The financial statements of the Subsidiary will be consolidated with the fund’s financial statements in the fund’s Annual and Semi-Annual financial statements and other information filed on Form N-CSR. Please refer to the SAI for additional information about the organization and management of the Subsidiary.

V.	The following is added to each Fund’s Prospectus in the section titled “The fund’s investment manager”:

a.

The Subsidiary pays a monthly management fee to Franklin Advisers at the same rate as the fund. For so long as the fund invests in the Subsidiary, the management fee paid by the fund to Franklin Advisers is reduced by an amount equal to the management fee Franklin Advisers receives from the Subsidiary under the management contract between Franklin Advisers and the Subsidiary.

VI.	The following is added to each Fund’s Prospectus in the section titled “Fund distributions and taxes”:

a.

The fund intends to gain exposure to commodities and commodity-related investments, in whole or in part, through the fund’s investment in the Subsidiary. It is expected that all of the Subsidiary’s income will be “subpart F income” currently included in the fund’s income as ordinary income for federal income tax purposes, regardless of whether or not such income is actually distributed by the Subsidiary. To the extent the fund recognizes “subpart F income” in excess of actual cash distributions from the Subsidiary, if any, it may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the fund level. Net losses incurred by the Subsidiary during a tax year do not flow through to the fund and thus will not be available to offset income or capital gain generated from the fund’s other investments. In addition, the Subsidiary is not permitted to carry forward any net ordinary losses it realizes in a taxable year to offset ordinary income it realizes in subsequent taxable years. You should consult the SAI for additional information.

VII.	The following is added to each Fund’s SAI in the section titled “Charges and Expenses”

a.

The fund’s wholly-owned subsidiary pays a monthly management fee to Franklin Advisers at the same rate as the fund. For so long as the fund invests in the subsidiary, the management fee paid by the fund to Franklin Advisers is reduced by an amount equal to the management fee Franklin Advisers receives from the subsidiary under the management contract between Franklin Advisers and the subsidiary.

VIII.	The following replaces the similar disclosure in each Fund’s SAI in the section “MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS”:

a.

Bank Loans, Loan Participations, and Assignments	Market Risk
Borrowing and Other Forms of Leverage	Master Limited Partnerships (MLPs)
Collateralized Debt and Loan Obligations	Money Market Instruments
Commodities and Commodity-Related Investments	Mortgage-backed and Asset-backed Securities
Derivatives	Options on Securities
ESG Considerations	Preferred Stocks and Convertible Securities
Exchange-Traded Notes	Private Placements and Restricted Securities
Floating Rate and Variable Rate Demand Notes	Real Estate Investment Trust (REITs)
Foreign Currency Transactions	Redeemable Securities

Foreign Investments and Related Risks	Repurchase Agreements
Forward Commitments and Dollar Rolls	Securities Loans
Futures Contracts and Related Options	Securities of Other Investment Companies
Hybrid Instruments	Short Sales
Illiquid Investments	Short-Term trading
Inflation-Protected Securities	Special Purpose Acquisition Companies
Initial public Offerings (IPOs)	Structured Investments
Interfund Borrowing and Lending	Swap Agreements
Inverse Floaters	Tax-exempt Securities
Investments in Wholly-Owned Subsidiaries	Temporary Defensive Strategies
Legal and Regulatory Risk Relating to investment Strategy	Trade Policy
London Interbank Offered Rate (LIBOR) Transition and Reference Benchmarks	Warrants
Lower-rated Securities	Zero-coupon and Payment-in-kind Bonds

IX.

The following replaces the fourth and fifth paragraphs under the header “Commodities and Commodity-Related Investments” in the section of each Fund’s SAI titled “MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS”:

a.	The value of commodity-related derivatives fluctuates based on changes in the values of the underlying commodity,

commodity index, futures contract, or other economic variable to which they are related. Additionally, economic leverage will increase the volatility of these instruments as they may result in gains or losses greater than the amount invested in the instrument. See “Derivatives,” “Forward Commitments and Dollar Rolls,” “Futures Contracts and Related Options,” “Hybrid Instruments,” “Investments in Wholly-Owned Subsidiaries,” “Short Sales,” “Structured Investments,” “Swap Agreements” and “Warrants” herein for more information on the fund’s investments in derivatives, including commodity-related derivatives such as swap agreements, commodity futures contracts, and options on commodity futures contracts.

In order for a fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) the fund must derive at least 90 percent of its gross income each taxable year from certain sources of “qualifying income” specified in the Code. Each of Putnam Dynamic Asset Allocation Balanced Fund’s, Putnam Dynamic Asset Allocation Conservative Fund’s, Putnam Dynamic Asset Allocation Growth Fund’s and Putnam Multi-Asset Income Fund’s investment in a wholly-owned foreign subsidiary is expected to provide the fund with exposure to the commodities markets within the limitations of the federal income tax requirements of Subchapter M of the Code. Each of Putnam Dynamic Asset Allocation Balanced Fund’s, Putnam Dynamic Asset Allocation Conservative Fund’s, Putnam Dynamic Asset Allocation Growth Fund’s and Putnam Multi-Asset Income Fund’s pursuit of its investment strategy may be limited by the fund’s intention to qualify for treatment as a regulated investment company under Subchapter M of the Code. As noted below in “Taxes,” the rules regarding the extent to which annual net income, if any, realized by a wholly-owned foreign subsidiary and included in a fund’s annual income for U.S. federal income tax purposes will constitute “qualifying income” for purposes of the fund’s qualification as a regulated investment company under the Code are unclear and currently under consideration. See the “Investments in Wholly-Owned Subsidiaries” and “Taxes” sections for more information.

X.

The following replaces the sixth paragraph under the header “Futures Contracts and Related Options” in the section of each Fund’s SAI titled “MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS”:

a.

With respect to each Putnam Fund other than Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Growth Fund and Putnam Multi-Asset Income Fund (the “Exempt Funds”), the Investment Manager has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by 47 the CFTC. Accordingly, the Investment Manager (with respect to the Exempt Funds) is not subject to registration or regulation as a “commodity pool operator” under the CEA. To remain eligible for the exclusion, each of the Exempt Funds will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures, options on futures and certain swaps. In the event that the Investment Manager believes that a fund’s investments in commodity interests exceed the thresholds set forth in the exclusion, the Investment Manager may be required to register as a “commodity pool operator” with the CFTC with respect to that fund. The Investment Manager’s eligibility to claim the exclusion with respect to a fund will be based upon, among other things, the level and scope of the fund’s investment in commodity interests, the purposes of such investments and the manner in which the fund holds out its use of commodity interests. An Exempt

Fund’s ability to invest in commodity interests is limited by the Investment Manager’s intention to operate the fund in a manner that would permit the Investment Manager to continue to claim the exclusion under Rule 4.5, which may adversely affect the fund’s total return. In the event the an Exempt Fund’s investments in commodity interests require the Investment Manager to register with the CFTC as a commodity pool operator with respect to the relevant Exempt Fund, such Exempt Fund’s expenses may increase, adversely affecting that fund’s total return, and the commodity pool operators (“CPOs”) of any shareholders that are pooled investment vehicles may be unable to rely on certain CPO registration exemptions.

The Investment Manager is registered as a CPO under the CEA with respect to each of Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Growth Fund and Putnam Multi-Asset Income Fund (the “Commodity Pools”). As a result, additional CFTC-related disclosure, reporting and recordkeeping obligations apply with respect to the Commodity Pools. Compliance with the CFTC’s regulatory requirements could increase fund expenses, adversely affecting such fund’s total return.

It is not anticipated that Putnam Management, PAC or FTIML will provide commodity trading advice to any of the Subsidiaries (as defined below).

XI.	The following is added to the section of each Fund’s SAI titled “MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS”:

a.	Investments in Wholly-Owned Subsidiaries

Each of Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Growth Fund and Putnam Multi-Asset

Income Fund may invest up to 25% of its total assets in its wholly-owned and controlled subsidiary, organized under the laws of the Cayman Islands as an exempted company (each, a “Subsidiary” and collectively, the “Subsidiaries”) in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies.

Generally, each Subsidiary will invest primarily in commodity futures, and swaps on commodity futures, but each Subsidiary may also invest in other commodity-related instruments (such as financial futures, options and swap contracts). Each Subsidiary may also have exposure to equity and fixed income securities, cash and cash equivalents, pooled investment vehicles (including those that are not registered pursuant to the 1940 Act) and other investments, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. Unlike a fund, the Subsidiary may invest without limitation in commodity-linked derivatives. By investing in a Subsidiary, each of Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Growth Fund and Putnam Multi-Asset Income Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Except as described below, the Subsidiaries are not registered under the 1940 Act and are not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the fund and/or the Subsidiary to operate as described in the prospectus and could adversely affect the fund and its shareholders.

The Chief Compliance Officer of Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Growth Fund and Putnam Multi-Asset Income Fund oversees implementation of each Subsidiary’s policies and procedures, and makes periodic reports to the Board regarding each Subsidiary’s compliance with its policies and procedures. Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Growth Fund, Putnam Multi-Asset Income Fund and each Subsidiary test for compliance with investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, each Subsidiary complies with asset segregation requirements to the same extent as the applicable fund.

Franklin Advisers provides investment management and other services to each Subsidiary. Franklin Advisers does not receive increased compensation by virtue of providing each Subsidiary with investment management or administrative services. The management fee paid by the fund to Franklin Advisers is reduced by an amount equal to the management fee Franklin Advisers receives from the Subsidiary under the management contract between Franklin Advisers and the Subsidiary. Each Subsidiary will also enter into separate contracts for the provision of custody and audit services with the same or with affiliates of the same service providers that provide those services to the applicable fund.

The financial statements of each of Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Growth Fund and Putnam Multi-Asset Income Fund will be consolidated with the financial statements of the applicable Subsidiary in the fund’s Annual and Semi-Annual filings on Form N-CSR.

In order for the fund to qualify as a regulated investment company under Subchapter M of the Code the fund must derive at least 90 percent of its gross income each taxable year from certain sources of “qualifying income” specified in the Code. Income from certain commodity-linked derivative instruments in which the fund might invest may not be considered qualifying income. Each of Putnam Dynamic Asset Allocation Balanced Fund’s, Putnam Dynamic

Asset Allocation Conservative Fund’s, Putnam Dynamic Asset Allocation Growth Fund’s and Putnam Multi-Asset Income Fund’s investment in a Subsidiary is expected to provide the fund with exposure to the commodities markets within the limitations of the federal income tax requirements of Subchapter M of the Code. Each of Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Growth Fund and Putnam Multi-Asset Income Fund’s pursuit of its investment strategy may be limited by the fund’s intention to qualify for treatment as a regulated investment company under Subchapter M of the Code.

XII.	The following is added after the 9th paragraph under the header “Derivatives, hedging and related transactions; certain exposure to commodities” in the section of each Fund’s SAI titled “TAXES”:

a.

Each of Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Growth Fund and Putnam Multi-Asset Income Fund intends to gain exposure to commodities and commodity-related investments, in whole or in part, through each fund’s respective Subsidiary. A U.S. person who owns (directly, indirectly or constructively) 10 percent or more of the total combined voting power of all classes of stock of a foreign corporation is a “United States Shareholder” for purposes of the CFC provisions of the Code. A foreign corporation is a CFC if, on any day of its taxable year, more than 50 percent of the voting power or value of its stock is owned (directly, indirectly or constructively) by “United States Shareholders.” Because each of Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Growth Fund and Putnam Multi-Asset Income Fund is a U.S. person that owns all of the stock of its respective Subsidiary, each of Putnam Dynamic Asset Allocation

Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Growth Fund and Putnam Multi-Asset Income Fund is a “United States Shareholder” and each Subsidiary is a CFC. As a “United States Shareholder,” each of Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Growth Fund and Putnam Multi-Asset Income Fund is required to include in gross income for United States federal income tax purposes, as ordinary income, all of its Subsidiary’s “subpart F income,” whether or not such income is distributed by the applicable Subsidiary, which may increase the ordinary income recognized by the fund. “Subpart F income” generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives. “Subpart F income” also includes the excess of gains over losses from transactions (including futures, forward and similar transactions) in commodities. It is expected that all of the Subsidiaries’ income will be “subpart F income.” Each fund’s recognition of its Subsidiary’s “subpart F income” will increase such fund’s tax basis in its Subsidiary’s shares. Distributions by a Subsidiary to the applicable fund will be tax-free, to the extent of such Subsidiary’s previously undistributed “subpart F income,” and will correspondingly reduce the fund’s tax basis in its Subsidiary’s shares. “Subpart F income” is generally treated as ordinary income, regardless of the character of a Subsidiary’s underlying income. If a net loss is realized by a Subsidiary, such loss is generally not available to offset income or capital gain generated from the fund’s other investments. In addition, a Subsidiary is not permitted to carry forward any net ordinary losses it realizes in a taxable year to offset ordinary income it realizes in subsequent taxable years. To the extent a fund recognizes “subpart F income” in excess of actual cash distributions from the Subsidiary, if any, it may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the fund level.

Under Treasury regulations, “subpart F income,” if any, included in the income of a fund as a result of an investment in a non-U.S. corporation treated as a CFC (such as a Subsidiary), will constitute qualifying income to the fund to the extent it is either (i) timely and currently repatriated or (ii) derived with respect to the fund’s business of investing in stock, securities or currencies.

XIII.	The following replaces the sub-section titled “Custodian” in the section of each Fund’s SAI titled “MANAGEMENT”:

a.	Custodian

JPMorgan, at its principal office at 270 Park Avenue, New York, NY 10017-2070, and at the offices of its branches and agencies throughout the world, acts as custodian of the fund’s (and, if applicable, its Subsidiary’s) securities and other assets.

Shareholders should retain this Supplement for future reference.

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